CONVERTIBLE PREFERRED SHARES (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended
	May 03, 2022	Dec. 31, 2020	Feb. 29, 2020	Dec. 31, 2024	Dec. 31, 2023
CONVERTIBLE PREFERRED SHARES
Conversion of preferred shares (in shares)	7,820,914
Preferred Shares				$ 0	$ 0
Series A convertible preferred shares
CONVERTIBLE PREFERRED SHARES
Number of shares issued			2,377,642
Par value per share			$ 0.0001
Price per share			$ 3.7036
Total cash consideration			$ 6,792
Debt amount converted to convertible preferred shares			$ 2,014
Series B convertible preferred shares
CONVERTIBLE PREFERRED SHARES
Number of shares issued		5,443,272
Par value per share		$ 0.0001
Price per share		$ 4.2254
Total cash consideration		$ 23,000